Lease Agreements	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Leases [Abstract]
Lease Agreement

NOTE 17: LEASE AGREEMENTS

The Company leases building space from Green Wagon Holdings, LLC, and an entity sharing the same owners and ownership percentages as the Company, on a month to month basis. The Company has elected to apply the alternative accounting and disclosures for certain variable interest entities provided to private companies pursuant to generally accepted accounting principles as it related to the lease with Green Wagon Holdings, LLC.

Periods	Basic Monthly Rent
June 1, 2021 through May 31, 2022	$36,000 per month
June 1, 2022 through May 31, 2023	$39,000 per month
June 1, 2023 through May 31, 2024	$42,000 per month
June 1, 2024 through May 31, 2025	$43,260 per month

The rent increase 3% per year after year 2025.

On May 31, 2019, MediFarm LLC renewed lease agreement with Vegas Godspeed LLC for the operation of its division Jade- Desert Inn (previously known as Blum Desert Inn) at the street address of 1130 Desert Inn Road, Las Vegas, NV 89109, in Las Vegas, Nevada. The lease term is of six years expiring in May 31, 2024.

The scheduled rental payment as per the lease agreement is as follows:

Periods	Basic Monthly Rent
June 1, 2019 through May 31,2020	$9,334.74 per month (First Floor)
$1,050.48 per month (Basement)

June 1, 2020 through May 31, 2021	$9,614.78 per month (First Floor)
$1,081.99 per month (Basement)

June 1, 2021 through May 31, 2022	$9,903.23 per month (First Floor)
$1,114.45 per month (Basement)

June 1, 2022 through May 31, 2023	$10,200.32 per month (First Floor)
$1,147.89 per month (Basement)

June 1, 2023 through May 31, 2024	$10,506.33 per month (First Floor)
$1,182.32 per month (Basement)

The company assumed the prior lease agreement between Green Wagon Reno, LLC and MediFarm I, LLC upon taking control over MediFarm I LLC for its Jade Reno (previously known as Blum Reno) facility as on January 1, 2020. The rent per lease agreement is $15,000 per month with adjustment upon renewal.

Total rent expense for the years ended September 30, 2021, June 30, 2021 and 2020 were $546,071, $449,745 and $407,061 respectively.

NOTE 18: LEASE AGREEMENTS

The Company leases building space from Green Wagon Holdings, LLC, an entity controlled by related parties of the Company, on a month to month basis. The Company has elected to apply the alternative accounting and disclosures for certain variable interest entities provided to private companies pursuant to generally accepted accounting principles as it related to the lease with Green Wagon Holdings, LLC.

The scheduled rental payment as per the lease agreement as follows

Periods	Basic Monthly Rent
June 1, 2021 through May 31, 2022	$36,000 per month
June 1, 2022 through May 31, 2023	$39,000 per month
June 1, 2023 through May 31, 2024	$42,000 per month
June 1, 2024 through May 31, 2025	$43,260 per month

The rent increases 3% per year after year 2025.

On May 31, 2019, MediFarm LLC renewed lease agreement with Vegas Godspeed LLC for the operation of its division Blum- Desert Inn at the street address of 1130 Desert Inn Road, Las Vegas, NV 89109, in Las Vegas, Nevada. The lease term is of six years expiring in May 31, 2024.

The scheduled rental payment as per the lease agreement as follows

Periods	Basic Monthly Rent
June 1, 2019 through May 31, 2020	$9,334.74 per month (First Floor)
$1,050.48 per month (Basement)

June 1, 2020 through May 31, 2021	$9,614.78 per month (First Floor)
$1,081.99 per month (Basement)

June 1, 2021 through May 31, 2022	$9,903.23 per month (First Floor)
$1,114.45 per month (Basement)

June 1, 2022 through May 31, 2023	$10,200.32 per month (First Floor)
$1,147.89 per month (Basement)

June 1, 2023 through May 31, 2024	$10,506.33 per month (First Floor)
$1,182.32 per month (Basement)

The company assumed the prior lease agreement between Green Wagon Reno, LLC and MediFarm I, LLC upon taking control over MediFarm I LLC for it Blum Reno facility as on January 1, 2020. The rent per lease agreement is $7,500 with adjustment upon renewal.

Total rent expense for the years ended December 31, 2020 and 2019 were $605,061 and $214,119, respectively.